Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 6: Convertible Notes Payable

In December 2017, the Company issued non-interest bearing convertible debentures to 36 investors in exchange for $1,643,500 (the “2017 Notes”). The 2017 Notes have a three-year term and are convertible into the Company’s common stock at a per share price of $0.20 at any time subsequent to the issuance date. On the maturity date, if not previously converted, the 2017 Notes are subject to a mandatory conversion to the Company’s common stock. In January 2018, the Company issued non-interest bearing convertible notes with the same terms as the 2017 Notes in exchange for an additional $75,000. The Company determined that the 2017 Notes qualified as conventional convertible instruments. The Company evaluated the conversion feature and determined that no beneficial conversion feature existed on the issuance dates. Imputed interest of $51,222 was calculated and accrued at 4% and recorded to additional paid in capital.

In March 2018, the Company issued non-interest bearing convertible notes to two investors in exchange for $1,500,000 (the “2018 Notes”). The 2018 Notes have a one-year term and are convertible into the Company’s common stock at a per share price of $0.90 at any time subsequent to the issuance date. Upon either the maturity date or a successful financing involving the Company’s common stock or a financial instrument convertible into common stock at a valuation of $45,000,000 or more, the 2018 Notes are subject to mandatory conversion to the Company’s common stock, if not previously converted. The Company determined that the 2018 Notes qualified as conventional convertible instruments.

Further the Company evaluated the conversion feature and determined that there was no beneficial conversion feature or derivative liabilities. Imputed interest of $31,890 was calculated and accrued at 4% and recorded to additional paid in capital.

In December 2017, the Company issued $1,643,500 in convertible debentures to 36 investors during 2017, carrying 0% interest rate and a maturity date of three years after issuance. These convertible debentures will automatically convert upon maturity into common stock, if not converted or repaid sooner, at a conversion rate of $0.20 per share subject to certain conditions. These notes become convertible upon the closing of a reverse merger transaction. This transaction has not closed as of December 31, 2017 resulting in these notes not being convertible. The Company determined that these notes qualified as conventional convertible instruments. Further the Company evaluated the conversion feature and determined that there was no beneficial conversion feature. Imputed interest of $6,156 was calculated and accrued at 4% on ending balance of 2017 convertible debt and recorded to additional paid in capital.

In May 2017, the Company issued $100,000 of the convertible debentures that were due in October 2017. This note was converted in December 2017 into 1,437 common shares in accordance with the Convertible Promissory Note agreement.

As of December 31, 2015 the Company had convertible notes payable outstanding of $150,000. In 2016, an additional $250,000 of proceeds were received on convertible notes payable. Later in 2016, $25,000 of the balance was repaid in cash and the remaining $375,000 balance was converted to 5,362 shares of common stock.